Other Assets	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Other Assets
Note 12: Other Assets
Customers’ Liability Under Acceptances
Acceptances represent a form of negotiable short-term debt issued by our customers, which we guarantee for a fee. The fees earned are recorded in non-interest
revenue, lending fees, in our Consolidated Statement of Income over the term of the acceptance. The amount potentially due under acceptances is recorded in other liabilities in our Consolidated Balance Sheet. We record the bank’s equivalent claim against our customers in the event of a call on these commitments in other assets in our Consolidated Balance Sheet. Acceptances are no longer offered since CDOR cessation on June 28, 2024.

Other
The components of other within other assets are as
follows
:

(Canadian $ in millions)	2024	2023
Accounts receivable, prepaid expenses and other items	$3,832	$5,806
Accrued interest receivable	4,463	4,097
Bank owned life insurance policies	6,350	6,306
Leased vehicles, net of accumulated amortization	67	124
Cash collateral	9,419	9,939
Investments in associates and joint ventures	1,727	1,461
Insurance-related assets (1)	5,748	4,066
Other employee future benefits assets (Note 22)	44	81
Pension asset (Note 22)	1,252	1,225
Precious metals (2)	9,485	4,701
Total	$42,387	$37,806

(1)
Includes $1,363 million of investment properties ($1,326 million as at October 31, 2023) carried at fair value. These investment properties support our insurance contract liabilities. The fair value is determined by external independent property valuers and categorized as Level 3 (refer to Note 18 for further information on fair value levels) using models with unobservable market inputs.

(2)
Precious metals are recorded at fair value based on quoted prices in active markets.
 Changes in fair value
are
recorded in our Consolidated Statement of Income in non-interest revenue, trading revenues (losses).

Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
Investments in Associates and Joint Ventures
Investments in associates and joint ventures are accounted for using the equity method of accounting. Investments in associates are those in which we exert significant influence over operating and financing decisions, generally companies in which we own between
 20% and 50% of the voting shares. Investments in joint ventures are those in which we have joint control. Our share of the net income or loss, including any impairment losses, is recorded in our Consolidated Statement of Income in non-interest
revenue, share of profit in associates and joint ventures. Any other comprehensive income amounts are reflected in the relevant sections of our Consolidated Statement of Comprehensive Income.